AXA PREMIER VIP TRUST – MULTIMANAGER MID CAP VALUE PORTFOLIO

SUPPLEMENT DATED JANUARY 31, 2014 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2013 of the Multimanager Mid Cap Value Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about changes to: (1) the investment objectives; (2) the investment strategies; and (3) the principal investment risks, for the Multimanager Mid Cap Value Portfolio.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY

Currently, the Multimanager Mid Cap Value Portfolio may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure when market volatility increases above specific thresholds set for the Portfolio. Pursuant to this strategy, the Manager may limit equity exposure either by reducing investments in securities, shorting or selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Effective on or before April 30, 2014 the Multimanager Mid Cap Value Portfolio will no longer utilize this investment strategy and, as such, as of the effective date, the disclosure for the Multimanager Mid Cap Value Portfolio is revised as follows:

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, May 23, 2013, May 30, 2013, June 20, 2013, August 2, 2013, August 14, 2013, November 1, 2013, December 30, 2013 and January 31, 2014, and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented October 7, 2013, October 18, 2013, November 1, 2013, December 17, 2013 and December 30, 2013 and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective on or before April 30, 2014, the following changes are applicable to the Multimanager Mid Cap Value Portfolio:

The section of the Prospectus entitled “Investment Objective” is hereby changed as follows:

Portfolio Name	Current Investment Objective	New Investment Objective
Multimanager Mid Cap Value Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	Seeks to achieve long-term growth of capital.

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Paragraph five of the section of the Prospectus entitled “Investments, Risks, and Performance - Principal Investment Strategies of the Portfolio” is hereby deleted in its entirety.

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The following risks in the section of the Prospectus entitled “Investment, Risks and Performance - The Principal Risks of Investing in the Portfolio” are hereby deleted in their entirety: Short Position Risk Volatility Management Risk.

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